Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of options
Outstanding as of January 1, 2013	402,079
Granted	20,000
Exercised	(153,014)
Forfeited	(2,150)
Outstanding as of December 31, 2013	266,915	402,079
Vested and expected to vest as of December 31, 2013	266,915
Exercisable as of December 31, 2013	266,915
Weighted-Average Exercise Price
Outstanding as of January 1, 2013	$ 9.44
Granted	$ 39.64
Exercised	$ 6.81
Forfeited	$ 7.39
Outstanding as of December 31, 2013	$ 13.23	$ 9.44
Vested and expected to vest as of December 31, 2013	$ 13.23
Exercisable as of December 31, 2013	$ 13.23
Weighted-Average Remaining Contractual Term
Outstanding as of January 1, 2013	6 years 3 months 18 days	7 years
Outstanding as of December 31, 2013	6 years 3 months 18 days	7 years
Vested and expected to vest as of December 31, 2013	6 years 3 months 18 days
Exercisable as of December 31, 2013	6 years 3 months 18 days
Aggregate Intrinsic Value of Options
Outstanding as of January 1, 2013	$ 2,226,146
Outstanding as of December 31, 2013	7,356,916	2,226,146
Vested and expected to vest as of December 31, 2013	7,356,916
Exercisable as of December 31, 2013	$ 7,356,916